Average Annual Total Returns - Invesco RAFI Strategic US Small Company ETF	ETF InceptionDate	ETF 1Year	ETF SinceInception	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions SinceInception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares SinceInception	Invesco Strategic US Small Company Index (reflects no deduction for fees, expenses or taxes) 1Year	Invesco Strategic US Small Company Index (reflects no deduction for fees, expenses or taxes) SinceInception	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 1Year	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) SinceInception
Total	Sep. 12, 2018	19.16%	8.31%	18.80%	7.98%	11.43%	6.30%	19.29%	8.48%	19.96%	7.84%